Financial results (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Short-term investments		$ 433	$ 328	$ 309
Other		68	94	123
Total financial income		501	422	432
Financial expenses
Loans and borrowings interest		(961)	(791)	(725)
Expenses from bonds and participative shareholders debentures premium repurchase		(59)	(50)	(22)
Interest on working capital transactions		(209)	(181)	(233)
Interest on REFIS		(87)	(91)	(148)
Taxes on financial income		(68)	(28)	(53)
Banking expenses		(42)	(107)	(133)
Interest on lease liabilities		(31)	(49)	(62)
Other		(190)	(176)	(83)
Total financial expenses	$ (15)	(1,647)	(1,473)	(1,459)
Other financial items, net’
Foreign exchange and indexation losses, net		(802)	(1,388)	(1,643)
Participative shareholders' debentures		(694)	(175)	(179)
Derivative financial instruments, net		1,616	(1,209)	903
Total other financial expenses		120	(2,772)	(919)
Total		$ (1,026)	$ (3,823)	$ (1,946)